Schedule of Investments
September 30, 2020 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 98.91%

Data & Transaction Processors - 3.58%
PayPal Holdings, Inc. (2)	1,000	197,030

Electronic Computers - 8.41%
Apple, Inc.	4,000	463,240

General Industrial Machinery & Equipment - 4.13%
Zebra Technologies Corp. (2)	900	227,214

Guided Missiles & Space Vehicles & Parts - 3.48%
Lockheed Martin Corp.	500	191,640

Insurance Agents, Brokers & Services - 3.64%
Arthur J. Gallagher & Co.	1,900	200,602

Orthopedic, Prosthetic & Surgical Appliances & Supplies- 4.78%
Edwards Lifesciences Corp. (2)	3,300	263,406

Pharmaceutical Preparations - 4.50%
Zoetis, Inc. Class A	1,500	248,055

Railroads, Line-Haul Operating - 5.01%
Union Pacific Corp.	1,400	275,618

Retail-Auto & Home Supply Stores - 4.19%
O'Reilly Automotive, Inc. (2)	500	230,540

Retail-Building Materials, Hardware, Garden Supply- 5.06%
Sherwin-Williams Co.	400	278,696

Retail-Catalog & Mail-Order Houses - 0.00%
Amazon.Com, Inc. (2)	60	188,924

Retail-Lumber & Other Building Materials Dealers - 5.04%
Home Depot, Inc.	1,000	277,710

Security & Commodity Brokers, Dealers, Exchanges & Services - 4.00%
Intercontinental Exchange, Inc.	2,200	220,110

Services-Business Services, NEC - 6.76%
MasterCard, Inc. Class A	1,100	371,987

Services-Consumer Credit Reporting, Collection Agencies - 7.20%
S&P Global, Inc.	1,100	396,660

Servies-Prepackaged Software - 10.47%
Adobe, Inc. (2)	500	245,215
Intuit, Inc.	500	163,105
Microsoft Corp.	800	168,264

		576,584

Services-To Dwellings & Other Buildings - 3.94%
Rollins, Inc.	4,000	216,760

Surgical & Medical Instruments & Apparatus - 6.43%
Stryker Corp.	1,700	354,229

Wholesale-Misc Durable Goods- 4.86%
Pool Corp.	800	267,632

Total Common Stocks	(Cost $ 2,934,207 )	5,446,637

Short-Term Invesments - 1.24%

Huntington Conservative Deposit Account, 0.41% (3)	68,159	68,159

Total Short Term Investments	(Cost $ 68,159)	68,159

Total Investments - 100.15%	(Cost $ 3,002,366 )	5,514,796

Liabilities in Excess of Other Assets - (0.15%)		(8,366)

Total Net Assets - 100.00%		5,506,430

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$5,514,796	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,514,796	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 30, 2020.